Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 911	$ 896	$ 825
Accumulated Amortization	360	328	271
Net	551	568	554
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	465	463	440
Accumulated Amortization	88	86	82
Net	377	377	358
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	446	433	385
Accumulated Amortization	272	242	189
Net	$ 174	$ 191	$ 196